Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases

Note 14: Leases

We lease hotel properties, land, equipment and corporate office space under operating and capital leases. As of December 31, 2016 and 2015, we leased 61 hotels and 64 hotels, respectively, under operating leases, and four hotels under capital leases. As of December 31, 2016 and 2015, two of these capital leases were liabilities of VIEs that we consolidated and were non-recourse to us. Our leases expire at various dates from 2017 through 2196, with varying renewal options, and the majority expire before 2026.

Our operating leases may require minimum rent payments, contingent rent payments based on a percentage of revenue or income or rent payments equal to the greater of a minimum rent or contingent rent. In addition, we may be required to pay some, or all, of the capital costs for property and equipment in the hotel during the term of the lease.

Amortization of assets recorded under capital leases is recorded in depreciation and amortization in our consolidated statements of operations and is recognized over the lease term.

The future minimum rent payments under non-cancelable leases, due in each of the next five years and thereafter as of December 31, 2016, were as follows:

	Operating Leases	Capital Leases	Non-Recourse Capital Leases
Year	(in millions)
2017	$175	$4	$14
2018	157	4	23
2019	147	4	23
2020	142	4	24
2021	133	5	24
Thereafter	863	34	174

Total minimum rent payments	$1,617	55	282

Less: amount representing interest		(19)	(91)

Present value of net minimum rent payments		$36	$191

Rent expense for all operating leases was as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Minimum rentals	$224	$244	$247
Contingent rentals	98	104	127

	$322	$348	$374